Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and deposits in banks		$ 1,203,105,095	$ 778,796,544	$ 1,045,370,900
Other financial assets		201,381,389	180,443,674
Loans and other financing		1,833,657,853	1,864,088,844
TOTAL ASSETS		6,718,211,111	6,508,793,934
LIABILITIES
Deposits		3,370,240,610	4,033,959,266
Liabilities as fair value through profit or loss		13,825,475	1,638,088
Other financial liabilities		374,491,943	420,684,684
Issued corporate bonds		58,864,013	8,456,451
Subordinated corporate bonds		386,937,258	278,813,804
Other non-financial liabilities		214,185,225	133,311,398
TOTAL LIABILITIES		4,674,186,061	4,913,674,060
Interest income		2,446,332,749	1,907,263,992	1,367,473,535
Interest expense		(1,621,299,160)	(956,458,308)	(572,592,780)
Commissions income		245,712,549	234,809,397	224,345,705
Commissions expenses		(24,943,882)	(23,086,499)	(21,418,784)
Net gain from measurement of financial instruments at fair value through profit or loss		974,315,271	140,628,194	101,180,879
Credit loss expense on financial assets		(45,968,747)	(21,480,302)	(15,745,665)
Administrative expenses		(164,225,989)	(121,933,757)	(121,877,712)
Other operating expenses		(321,270,780)	(233,739,638)	(207,725,404)
Net income for the fiscal year		587,675,141	126,972,326	138,749,520
Macro Bank Limited [member]
ASSETS
TOTAL ASSETS		96,913,028	50,000,623
LIABILITIES
TOTAL LIABILITIES		69,534,634	34,556,345
Macro Securities SAU [member]
ASSETS
TOTAL ASSETS	[1]	172,108,267	105,632,053
LIABILITIES
TOTAL LIABILITIES	[1]	114,694,224	72,940,995
Argenpay SAU [member]
ASSETS
TOTAL ASSETS		15,211,804	7,893,951
LIABILITIES
TOTAL LIABILITIES		8,272,716	4,976,502
Macro Agro SAU [Member]
ASSETS
TOTAL ASSETS		24,091,214
LIABILITIES
TOTAL LIABILITIES		23,317,522
Subsidiaries [member] | Macro Bank Limited [member]
ASSETS
Cash and deposits in banks		6,478	4,419
TOTAL ASSETS		6,478	4,419
LIABILITIES
Other operating income			16	24
Net income for the fiscal year			16	24
Subsidiaries [member] | Macro Securities SAU [member]
ASSETS
TOTAL ASSETS			6,581,205
LIABILITIES
Deposits		15,785,008	9,347,392
Issued corporate bonds		2,884,982	897,421
TOTAL LIABILITIES		18,669,990	10,244,813
Interest income		237,527	13,462	21,674
Interest expense				(25,550)
Commissions income		77,309	77,843	134,132
Other operating income		215,291		20,843
Credit loss expense on financial assets			(1,165)
Other operating expenses		(10)	(45,188)
Net income for the fiscal year		530,117	44,952	151,099
Subsidiaries [member] | Argenpay SAU [member]
LIABILITIES
Deposits		258,554	181,046
TOTAL LIABILITIES		258,554	181,046
Other operating income		32	125
Net income for the fiscal year		32	125
Subsidiaries [member] | Macro Agro SAU [Member]
ASSETS
TOTAL ASSETS		30,976
LIABILITIES
Deposits		11,170
Subordinated corporate bonds		123,425
TOTAL LIABILITIES		134,595
Interest income		14,328
Other operating income		3,090
Net income for the fiscal year		17,418
Subsidiaries [member] | Leases [member] | Macro Agro SAU [Member]
ASSETS
Loans and other financing		30,976
Subsidiaries [member] | Other loans [member] | Macro Securities SAU [member]
ASSETS
Loans and other financing			6,581,205
Associates [member]
LIABILITIES
Deposits		304,321	263,793
TOTAL LIABILITIES		304,321	263,793
Interest expense		(91,654)	(71,530)	(105,148)
Commissions income		1,190	1,074	1,353
Other operating income		389
Net income for the fiscal year		(90,075)	(70,456)	(103,795)
Key management personnel of entity or parent [member]
ASSETS
Other financial assets		1,077,944	724,126
TOTAL ASSETS		3,586,311	3,656,269
LIABILITIES
Deposits		24,665,263	12,959,967
Other financial liabilities		5,108,496	160,967
TOTAL LIABILITIES		29,773,759	13,120,934
Interest income		1,915,668	915,252	988,486
Interest expense		(204,618)	(325,275)	(232,819)
Commissions income		475	190	115
Commissions expenses		(105)	(159)	(140)
Other operating income		20
Other operating expenses		(501)
Net income for the fiscal year		1,710,939	590,008	755,642
Key management personnel of entity or parent [member] | Document [member]
ASSETS
Loans and other financing			175,223
Key management personnel of entity or parent [member] | Overdrafts [member]
ASSETS
Loans and other financing		257,516	590,790
Key management personnel of entity or parent [member] | Credit card [member]
ASSETS
Loans and other financing		605,145
Key management personnel of entity or parent [member] | Leases [member]
ASSETS
Loans and other financing			3,619
Key management personnel of entity or parent [member] | Personal loans [member]
ASSETS
Loans and other financing		5,562	1,689,642
Key management personnel of entity or parent [member] | Mortgage loans [member]
ASSETS
Loans and other financing		1,261,934
Key management personnel of entity or parent [member] | Other loans [member]
ASSETS
Loans and other financing		378,210	472,869
Other related parties [member]
ASSETS
Other financial assets		7,139,810	59
Guarantee granted		26,357,386	4,795,743
TOTAL ASSETS		43,501,745	10,829,440
LIABILITIES
Deposits		21,695,667	7,160,317
Liabilities as fair value through profit or loss		13,817,710	512,593
Other financial liabilities		954,452	37,456
Other non-financial liabilities		4,991,527	62,954
TOTAL LIABILITIES		41,459,356	7,773,320
Interest income		5,682,782	6,176,142	8,716,278
Interest expense		(111,987)	(214,965)	(339,781)
Commissions income		564,890	327,193	611,520
Commissions expenses		(101,495)	(3,559)	(1,068)
Other operating income		61,549	162	194
Administrative expenses		(2,479,398)	(1,824,036)	(1,457,607)
Other operating expenses		(537,471)	(220,567)	(451,426)
Net income for the fiscal year		3,078,870	4,240,370	7,078,110
Other related parties [member] | Document [member]
ASSETS
Loans and other financing		1,284,488	1,310,746
Other related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing		2,662,095	155,143
Other related parties [member] | Credit card [member]
ASSETS
Loans and other financing		129,042	207,665
Other related parties [member] | Leases [member]
ASSETS
Loans and other financing		51,602
Other related parties [member] | Other loans [member]
ASSETS
Loans and other financing		5,877,322	4,360,084
Related parties [member]
ASSETS
Cash and deposits in banks		6,478	4,419
Other financial assets		16,543,872	10,119,463
Guarantee granted		26,357,386	4,795,743
TOTAL ASSETS		55,451,628	30,466,611
LIABILITIES
Deposits		62,744,664	29,912,876
Liabilities as fair value through profit or loss		13,817,710	512,593
Other financial liabilities		6,062,948	198,423
Issued corporate bonds		2,884,982	897,421
Subordinated corporate bonds		905,116	450,137
Other non-financial liabilities		4,991,527	62,954
TOTAL LIABILITIES		91,406,947	32,034,404
Interest income		7,850,305	7,104,856	9,726,438
Interest expense		(408,259)	(611,770)	(703,298)
Commissions income		701,128	408,766	747,296
Commissions expenses		(147,620)	(36,874)	(3,386)
Net gain from measurement of financial instruments at fair value through profit or loss				142,284
Other operating income		9,641,927	4,063,351	61,697
Credit loss expense on financial assets			(1,165)
Administrative expenses		(2,479,398)	(1,824,036)	(1,457,607)
Other operating expenses		(537,982)	(265,755)	(451,426)
Net income for the fiscal year		14,620,101	8,837,373	8,061,998
Related parties [member] | Document [member]
ASSETS
Loans and other financing		1,284,488	1,485,969
Related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing		2,919,611	745,933
Related parties [member] | Credit card [member]
ASSETS
Loans and other financing		734,187	207,665
Related parties [member] | Leases [member]
ASSETS
Loans and other financing		82,578	3,619
Related parties [member] | Personal loans [member]
ASSETS
Loans and other financing		5,562	1,689,642
Related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing		1,261,934
Related parties [member] | Other loans [member]
ASSETS
Loans and other financing		6,255,532	11,414,158
Fintech SGR [Member]
ASSETS
Other financial assets		8,326,118	9,395,278
TOTAL ASSETS		8,326,118	9,395,278
LIABILITIES
Deposits		24,681	361
Subordinated corporate bonds		781,691	450,137
TOTAL LIABILITIES		806,372	450,498
Commissions income		57,264	2,466	176
Commissions expenses		(46,020)	(33,156)	(2,178)
Net gain from measurement of financial instruments at fair value through profit or loss				142,284
Other operating income		9,361,556	4,063,048	40,636
Net income for the fiscal year		$ 9,372,800	$ 4,032,358	$ 180,918

[1]	Includes the balance amounts of its subsidiary Macro Fondos SGFCISA.